THRIVENT CASH MANAGEMENT TRUST

625 Fourth Avenue South

Minneapolis, Minnesota 55415

December 29, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Cash Management Trust

Form N-CSR Annual Report to Shareholders

1940 Act File No. 811-21622

Ladies and Gentlemen:

On behalf of Thrivent Cash Management Trust (the “Registrant”), I am transmitting herewith for filing electronically with the Securities and Exchange Commission a copy of the Registrant’s annual report on Form N-CSR.

If you have any questions, please call me at (612) 844-4198. Thank you.

Sincerely,

/S/ Michael W. Kremenak

Michael W. Kremenak

Assistant Secretary